CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
REVENUES
Revenues from mining operations (Note 18)		$ 3,138,113	$ 2,494,892
COSTS, EXPENSES AND OTHER INCOME
Production(i)	[1]	1,424,152	1,247,705
Exploration and corporate development		113,492	104,779
Amortization of property, plant and mine development (Note 8)		631,101	546,057
General and administrative		116,288	120,987
Finance costs (Note 13)		95,134	105,082
Gain on derivative financial instruments (Note 20)		(107,873)	(17,124)
Environmental remediation (Note 11)		27,540	2,804
Impairment reversal (Note 23)			(345,821)
Foreign currency translation loss		22,480	4,850
Other expenses (income) (Note 21)		48,234	(13,169)
Income before income and mining taxes		767,565	738,742
Income and mining taxes expense (Note 24)		255,958	265,576
Net income for the year		$ 511,607	$ 473,166
Net income per share - basic (Note 15)		$ 2.12	$ 2.00
Net income per share - diluted (Note 15)		2.10	1.99
Cash dividends declared per common share		$ 0.95	$ 0.55

[1]	Exclusive of amortization, which is shown separately.